Income Tax (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforward	$ 43,286	$ 791
Unrealized gain on marketable securities	(3,397)	0
Total deferred tax assets	39,889	791
Valuation Allowance	(39,889)	(791)
Deferred tax assets, net of allowance	$ 0	$ 0